Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Limited Term Bond ETF - Fidelity Limited Term Bond ETF	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 06, 2014
Annual Return 2015	1.26%
Annual Return 2016	2.30%
Annual Return 2017	1.85%
Annual Return 2018	0.88%
Annual Return 2019	6.13%
Annual Return 2020	5.31%
Annual Return 2021	(1.07%)
Annual Return 2022	(5.92%)
Annual Return 2023	6.00%